CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Statement of comprehensive income [abstract]
Profit for the year	₨ 23,568	$ 311	₨ 17,238	₨ 19,498
Items that will not be reclassified to the consolidated income statement:
Changes in the fair value of financial instruments	(3,534)	(47)	4,242	(469)
Actuarial (losses)/gains on post-employment benefit obligations	(34)	0	(216)	57
Tax impact on above items	305	4	(220)	(22)
Total of items that will not be reclassified to the consolidated income statement	(3,263)	(43)	3,806	(434)
Items that will be reclassified subsequently to the consolidated income statement:
Changes in fair value of financial instruments	0	0	7	(7)
Foreign currency translation adjustments	(214)	(3)	706	311
Effective portion of changes in fair value of cash flow hedges, net	882	12	1,123	(951)
Tax impact on above items	(288)	(4)	(319)	232
Total of items that will be reclassified subsequently to the consolidated income statement	380	5	1,517	(415)
Other comprehensive (loss)/income for the year, net of tax	(2,883)	(38)	5,323	(849)
Total comprehensive income for the year	₨ 20,685	$ 273	₨ 22,561	₨ 18,649